SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017	Feb. 17, 2016
Basis of presentation
Working capital	$ 74,100,000
Net income	93,855,400	$ 43,923,997	$ 13,047,584
Cash flow from operations	142,700,000
Restricted cash
Restricted cash	11,989,559	15,893,467
Inventories
Inventory write-down			62,422
Prepaid land use rights
Lease Expenses	572,722	557,162	595,716
Impairment of long-lived assets
Long-lived asset impairment	2,987,668	198,689	1,622,588
Shipping and handling
Shipping and handling costs	4,385,217	3,147,594	2,708,962
Government subsidies
Unrestricted cash government subsidies	6,668,867	4,742,635	3,578,865
Government grants related to assets		323,769	690,889
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB	66,433,887	28,839,371
Noncontrolling interest
Noncontrolling interest	2,792,480	1,629,161
Treasury Stock
Share repurchase program, authorized amount	5,000,000
Purchase price of treasury stock			1,350,164
Investment accounted for under cost-method
Cost Method Investments	687,074	581,581
Operating Leases, Future Minimum Payments Due	1,069,937
Allocated Share-based Compensation Expense	4,200,273	2,702,089	3,687,951
Syed Fire Safety Service Co [Member]
Investment accounted for under cost-method
Cost Method Investment, Ownership Percentage					15.29%
Cost Method Investments				$ 63,793	$ 581,581
Ordinary shares [Member]
Basis of presentation
Net income
Treasury Stock
Number of shares repurchased			2,356,900